Average Annual Total Returns - Origin Emerging Markets Fund	Class A 1 Year	Class A 5 Years	Class A Life of Fund		Class A Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Fund		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund		Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Class R-6 1 Year	Class R-6 5 Years	Class R-6 Life of Fund	MSCI EM Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1 Year	MSCI EM Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 5 Years	MSCI EM Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) Life of Fund
Total	11.50%	10.32%	5.30%	[1]	Jan. 23, 2015	11.54%	10.36%	5.30%	[1]	6.99%	8.38%	4.29%	[1]	18.44%	12.07%	6.47%	18.65%	12.17%	6.52%	18.27%	12.80%	7.06%

[1]	During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.